Statement of Operations - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
General, administrative expense, and offering costs	$ 1,153,241	$ 1,302,715
Loss from operations	(1,153,241)	(1,302,715)
Other income (expense)
Interest income	1,585	27,338
Unrealized gain on marketable securities	(1,050)	1,050
Change in fair value of warrant liability	(632,213)	5,922,213
Net income (loss)	$ (1,784,919)	$ 4,647,886
Class A Common Stock
Other income (expense)
Weighted average shares outstanding basic and diluted (in Shares)	20,757,500	20,757,500
Net income (loss) per common share basic and diluted (in Dollars per share)	$ (0.07)	$ 0.18
Class B Common Stock
Other income (expense)
Weighted average shares outstanding basic and diluted (in Shares)	5,031,250	5,031,250
Net income (loss) per common share basic and diluted (in Dollars per share)	$ (0.07)	$ 0.18